Alliance
Municipal
Trust
- Florida Portfolio

                           Alliance Capital [LOGO](R)

Annual Report
June 30, 2001

                                                      Alliance Municipal Trust -
LETTER TO SHAREHOLDERS                                         Florida Portfolio
================================================================================

August 22, 2001

Dear Shareholder:

We are pleased to provide you with an update of Alliance Municipal Trust-Florida Portfolio for the annual reporting period ended June 30, 2001.

Since the beginning of the year, the Federal Reserve has been closely monitoring the economic slowdown, which the U.S economy has been experiencing. The stumbling of the U.S. financial markets in the first half of 2001 required the Fed to reverse the monetary policy actions of increasing interest rates, which it had become familiar in using. The rate cutting began earlier this year with the most recent seventh cut year-to-date dropping the Federal Funds rate to 3.5%, its lowest level since March 1994. The patterns evident in recent months show declining profitability and business capital spending, weak expansion of consumption, and slowing growth abroad, which continues to weigh on the economy. However, we expect to see much more concrete evidence of a positive turn in the manufacturing sector once consumers see all of the benefits from the recent decline in interest rates and the upcoming reduction in federal income taxes. Amidst all the rate cuts, the associated easing of pressures on labor and product markets is expected to keep inflation contained.

The U.S. economy's gross domestic product (GDP) report does, however, show some modest gains. The first quarter GDP showed that the economy expanded by a paltry 1.2% during the quarter. Declines in business fixed investment, inventory investment and exports continue to weigh on the economy. However, growth was helped by gains in consumer spending and strong government spending. In the second quarter, the economy prevailed and posted stronger-than-expected reports on consumption, housing and residential construction spending.

In his late-July Congressional testimony, Fed Chairman Alan Greenspan laid out a somewhat hopeful U.S. economic forecast, stating that the aggressive easing in monetary policy has helped establish the foundation for the economy to achieve maximum sustainable growth. Despite the uncertainties surrounding the current economic situation, Mr. Greenspan conveyed a sense of optimism by noting how well the U.S economy has withstood the many negative forces weighing on it. Even after the August Fed meeting reported a continuing slump in corporate profits, capital spending, and growth abroad, economic activity, including consumer spending, has held up in the face of a difficult transition toward a more sustainable pattern of expansion.

As for the U.S. financial markets, the bad news is that recent reports have highlighted the economy's most significant current problems, namely falling business investment and exports. Investment in information technology (IT) continues to tumble as businesses struggle with excess capacity and a lack of financing. Until IT investments even out, the economy will not be able to considerably rebound. The hope is that the monetary easing to date and that which we expect to come, along with tax rebates, will jumpstart the economy by year end.

We appreciate your investment in Alliance Municipal Trust-Florida Portfolio and look forward to reporting further investment progress in the coming period.

Sincerely,


/s/ Ronald M. Whitehill

Ronald M. Whitehill
President

STATEMENT OF NET ASSETS                              Alliance Municipal Trust -
June 30, 2001                                                 Florida Portfolio
================================================================================

 Principal
  Amount
   (000)   Security(a)                               Yield              Value
-----------------------------------------------------------------------------
           MUNICIPAL BONDS-94.0%
           FLORIDA-94.0%
           Broward County Education,
           Residential & Training
           Authority IDR
           (International Game Fish
           Association Project)
           Series 97
$   2,300  8/01/04 (b)..........................      2.70%     $   2,300,000
           Broward County
           HFA MFHR
           (Reflections Apartments)
           Series 99
    6,900  12/01/29 (b).........................      2.70          6,900,000
           Broward County HFA
           (Single Family Mortgage
           Revenue)
           Series D AMT
    3,500  3/29/02..............................      3.50          3,500,000
           Broward County
           HFA MFHR
           (Jacaranda Village
           Apartments)
           Series 97
    3,315  9/01/22 (b)..........................      2.70          3,315,000
           Broward County
           HFA MFHR
           (Margate Investments
           Project)
    5,900  11/01/05 (b).........................      2.70          5,900,000
           Capital Projects Finance
           Authority
           (Capital Project
           Loan Program AAAE
           Airports Project)
           Series 00H
    7,970  12/01/30 (b).........................      2.85          7,970,000
           Citrus Park Community
           Development District
           (Capital Improvement
           Bonds)
           Series 96
    3,515  11/01/16 (b).........................      2.75          3,515,000
           City of Tampa
           (Tampa Preparatory
           School, Inc.)
           Series 00
    4,500  11/01/25 (b).........................      2.65          4,500,000
           Dade County IDA
           (Florida Convalescent
           Association Project)
           Series 86 AMT
    1,855  12/01/11 (b).........................      2.95          1,855,000
           Escambia County
           (Gelman Sciences, Inc.
           Project)
           Series 96 AMT
    1,200  7/01/04 (b)..........................      2.80          1,200,000
           Florida Board of
           Education
           (Lottery Revenue)
           AMBAC
    5,985  7/01/01..............................      3.40          5,985,000
           Florida HFA MFHR
           (Fairmont Oaks Project)
           Series 89E
    2,670  4/01/26 (b)..........................      2.90          2,670,000
           Florida HFA MFHR
           (Timberline Apts.)
           Series 99P AMT
    4,135  10/15/32 (b).........................      2.70          4,135,000
           Florida HFA MFHR
           (Ashley Lake ll)
           Series 89J AMT
    5,000  12/01/11 (b).........................      2.75          5,000,000
           Florida HFA MFHR
           (EEE-Carlton Arms II)
    4,500  12/01/08 (b).........................      2.85          4,500,000
           Florida HFA MFHR
           (Wood Forest Apts.)
           Series 83I
    4,000  12/01/05 (b).........................      2.85          4,000,000
           Gulf Breeze
           (Florida Municipal
           Bond Fund)
           Series A
    4,295  3/31/21 (b)..........................      2.75          4,295,000
           Highlands County
           Health Facilities
           Authority
           (Adventist Health System)
           Series A
    9,785  11/15/27 (b).........................      2.77          9,785,000
           Hillsborough County
           Aviation
           (Delta Air Lines)
           Series 00
    2,000  12/01/30 (b).........................      2.65          2,000,000

                                                      Alliance Municipal Trust -
                                                               Florida Portfolio
================================================================================

 Principal
  Amount
   (000)   Security(a)                                Yield             Value
-----------------------------------------------------------------------------
           Hillsborough County
           HFA MFHR
           (Brandon Crossing Apts.)
           Series 98A AMT
$   2,700  12/01/29 (b).........................      2.70%     $   2,700,000
           Hillsborough County
           IDA
           (Tampa Metro Area
           YMCA Project)
           Series 00
    4,500  3/01/25 (b)..........................      2.70          4,500,000
           Hillsborough County
           IDR
           (Seaboard Tampa)
           AMT
    5,500  12/01/16 (b).........................      2.95          5,500,000
           Jacksonville Economic
           Development Community
           (Bolles School Project)
           Series 99A
    2,560  7/01/14 (b)..........................      2.65          2,560,000
           Jacksonville IDR
           (University of Florida
           Health Science Center)
           Series 89
      900  7/01/19 (b)..........................      2.95            900,000
           Lee County HFA SFMR
           (Multi-County)
           Series 01A AMT
    3,685  12/15/01.............................      3.45          3,685,000
           Manatee County
           HFA MFHR
           (Harbour Project)
           Series 90B
    1,800  12/01/07 (b).........................      2.90          1,800,000
           Marion County
           Hospital District
           (Munroe Regional Health
           Systems)
    5,705  10/01/30 (b).........................      2.70          5,705,000
           Martin County PCR
           (Florida Power &
           Light Co.)
           Series 00
    5,000  7/15/22 (b)..........................      3.40          5,000,000
           Miami-Dade County
           Aviation
           FGIC Series A AMT
    3,040  10/01/01.............................      3.60          3,050,459
           Miami-Dade County
           Educational Facilities
           Authority
           (Florida Memorial College)
           Series 98
    2,900  10/01/18 (b).........................      2.70          2,900,000
           Miami-Dade County IDA
           (Professional
           Modification Project)
           Series 98 AMT
    6,000  8/01/18 (b)..........................      2.75          6,000,000
           Okeechobee County
           (Chambers Waste System)
           Series 89 AMT
    2,155  3/01/06 (b)..........................      2.80          2,155,000
           Orange County
           Health Facilities
           (Adventist Health Systems)
           Series 92
    1,990  11/15/14 (b).........................      3.80          1,990,000
           Orange County
           Health Facilities
           (Florida Hospital Assoc.)
           Series 00A
   10,000  6/01/30 (b)..........................      2.85         10,000,000
           Orange County
           HFA MFHR
           (Charleston Club Apts.)
           Series 01A
    6,000  7/15/34 (b)..........................      2.75          6,000,000
           Orange County
           HFA MFHR
           (Osprey Ridge Apts.
           Project)
           Series 00H AMT
    4,000  2/15/33 (b)..........................      2.75          4,000,000
           Palm Beach
           Airport Revenue
           (Jet Aviation Project)
           Series 99 AMT
    7,900  11/01/14 (b).........................      2.65          7,900,000
           Palm Beach County
           (Zoological Society
           Project)
           Series 01
    5,500  5/01/31 (b)..........................      2.70          5,500,000
           Palm Beach County
           HFA MFHR
           (Cotton Bay Apts.)
           Series 88D
    5,500  11/01/07 (b).........................      2.65          5,500,000

                                                      Alliance Municipal Trust -
PORTFOLIO OF INVESTMENTS (continued)                           Florida Portfolio
================================================================================

 Principal
  Amount
   (000)   Security(a)                               Yield          Value
-----------------------------------------------------------------------------
           Palm Beach IDR
           (Boca Raton Community
           Day School)
           Series 99
$   5,000  9/01/20 (b)..........................      2.75%     $   5,000,000
           Palm Beach IDR
           (Florida Convalescent
           Center Project)
           AMT
    2,275  11/01/11 (b).........................      2.95          2,275,000
           Pinellas County
           Health Facilities
           (Mease Manor, Inc.)
           Series 95
    3,780  11/01/15 (b).........................      2.65          3,780,000
           Pinellas HFA SFMR
           (Multi County Program)
           Series B2
    8,250  2/01/02..............................      2.75          8,250,000
           Polk County IDA
           (Farmland Hydro LP
           Project)
           Series 99 AMT
   15,000  2/01/29 (b)..........................      2.80         15,000,000
           St. John County IDA
           (Glenmoor at St. Johns
           Project)
           Series 99C
    7,000  1/01/07 (b)..........................      2.65          7,000,000
           St. Lucie County
           (Florida Power &
           Light Co.)
           Series 00
    5,110  9/01/28 (b)..........................      3.35          5,110,000
           St. Lucie County IDR
           (Freedom Plastics Project)
           Series 00 AMT
    5,500  11/01/20 (b).........................      2.80          5,500,000
           University of
           South Florida
           (Certificates of
           Participation)
           Series 00
    1,000  1/01/29 (b)..........................      2.75          1,000,000
                                                                -------------
           Total Municipal Bonds
           (amortized cost
           $223,585,459)........................                  223,585,459
                                                                -------------
           COMMERCIAL
           PAPER-6.1%
           FLORIDA-6.1%
           Hillsborough County
           (Capital Improvement
           Program)
           Series A
    4,000  10/10/01.............................      2.90          4,000,000
           Miami-Dade County
           Aviation
           (Miami International
           Airport)
           Series A AMT
    4,000  9/10/01..............................      3.25          4,000,000
    3,000  9/11/01..............................      3.25          3,000,000
    3,576  9/12/01..............................      3.25          3,576,000
                                                                -------------
           Total Commercial Paper
           (amortized cost
           $14,576,000).........................                   14,576,000
                                                                -------------
           TOTAL
           INVESTMENTS-100.1%
           (amortized cost
           $238,161,459)........................                  238,161,459
           Other assets less
           liabilities-(0.1%)...................                     (259,454)
                                                                -------------
           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           237,902,109 shares
           outstanding).........................                $ 237,902,005
                                                                =============

                                                      Alliance Municipal Trust -
                                                               Florida Portfolio
================================================================================

(a) All securities either mature or their interest rate changes in one year or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMBAC - American Municipal Bond Assurance Corporation
      AMT   - Alternative Minimum Tax
      FGIC  - Financial Guaranty Insurance Company
      HFA   - Housing Finance Agency/Authority
      IDA   - Industrial Development Authority
      IDR   - Industrial Development Revenue
      MFHR  - Multi-Family Housing Revenue
      PCR   - Pollution Control Revenue
      SFMR  - Single Family Mortgage Revenue

      See notes to financial statements.

STATEMENT OF OPERATIONS                               Alliance Municipal Trust -
Year Ended June 30, 2001                                       Florida Portfolio
================================================================================

INVESTMENT INCOME
   Interest .....................................................                  $  9,077,589
EXPENSES
   Advisory fee (Note B) ........................................   $  1,208,366
   Distribution assistance and administrative service (Note C) ..      1,047,096
   Custodian fees ...............................................         74,064
   Transfer agency (Note B) .....................................         65,089
   Registration fees ............................................         29,145
   Printing .....................................................         25,967
   Audit and legal fees .........................................         22,717
   Trustees' fees ...............................................          2,200
   Miscellaneous ................................................          8,426
                                                                    ------------
   Total expenses ...............................................      2,483,070
   Less: expense reimbursement ..................................        (66,339)
                                                                    ------------
   Net expenses .................................................                     2,416,731
                                                                                   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ......................                  $  6,660,858
                                                                                   ============

--------------------------------------------------------------------------------
See notes to financial statements.

                                                      Alliance Municipal Trust -
STATEMENT OF CHANGES IN NET ASSETS                             Florida Portfolio
================================================================================

                                                                Year Ended        Year Ended
                                                                              June 30, 2001     June 30, 2000
                                                                              ==============    ==============
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income................................................      $    6,660,858    $    5,405,759
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income................................................          (6,660,858)       (5,405,759)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E)................................................          34,172,196        66,813,563
                                                                              --------------    --------------
   Total increase.......................................................          34,172,196        66,813,563
NET ASSETS
   Beginning of period..................................................         203,729,809       136,916,246
                                                                              --------------    --------------
   End of period........................................................      $  237,902,005    $  203,729,809
                                                                              ==============    ==============

 -------------------------------------------------------------------------------
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS                         Alliance Municipal Trust -
June 30, 2001                                                  Florida Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Port folio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio (the "Portfolio"), Alliance Municipal Trust-Massachusetts Portfolio, Alliance Municipal Trust-Pennsylvania Portfolio, Alliance Municipal Trust-Ohio Portfolio and Alliance Municipal Trust-North Carolina Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net in vestment income for the year ended June 30, 2001, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 2001, the reimbursement amounted to $66,339.

The Portfolio compensates Alliance Global Investor Services, Inc., (formerly, Alliance Fund Services, Inc.), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $29,504 for the year ended June 30, 2001.

For the year ended June 30, 2001, the Portfolio's expenses were reduced by $1,148 under an expense offset arrangement with Alliance Global Investor Services, Inc.

                                                      Alliance Municipal Trust -
                                                               Florida Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 2001, the distribution fee amounted to $604,183. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and book keeping, and legal and compliance support. For the year ended June 30, 2001, such payments by the Port folio amounted to $442,913, a portion of which was paid to the Adviser and its affiliates.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At June 30, 2001, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2001, the Portfolio had a capital loss carryforward of $104 which expires in the year 2005. To the extent that any net capital loss carry forward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. On June 30, 2001, capital paid-in aggregated $237,902,109. Transactions, all at $1.00 per share, were as follows:

                                                   Year Ended       Year Ended
                                                    June 30,         June 30,
                                                      2001             2000
                                                 ==============    =============
Shares sold ..................................    1,108,706,584     893,840,808
Shares issued on reinvestments of dividends ..        6,660,858       5,405,759
Shares redeemed ..............................   (1,081,195,246)   (832,433,004)
                                                 --------------    ------------
Net increase .................................       34,172,196      66,813,563
                                                 ==============    ============

                                                      Alliance Municipal Trust -
FINANCIAL HIGHLIGHTS                                           Florida Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                                   Year Ended June 30,
                                                          =============================================================
                                                              2001         2000        1999         1998        1997
                                                          ==========   ==========   ==========   ==========   =========
Net asset value, beginning of period ...................     $ 1.00       $ 1.00       $ 1.00       $ 1.00      $ 1.00
                                                             ------       ------       ------       ------      ------
Income From Investment Operations
Net investment income (a) ..............................       .028         .028         .024         .028        .030
                                                             ------       ------       ------       ------      ------
Less: Dividends
Dividends from net investment income ...................      (.028)       (.028)       (.024)       (.028)      (.030)
                                                             ------       ------       ------       ------      ------
Net asset value, end of period .........................     $ 1.00       $ 1.00       $ 1.00       $ 1.00      $ 1.00
                                                             ======       ======       ======       ======      ======
Total Return
Total investment return based on net asset value (b) ...       2.87%        2.82%        2.41%        2.87%       3.03%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ..............   $237,902     $203,730     $136,916     $113,095     $89,149
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements .........       1.00%        1.00%        1.00%         .93%        .65%
   Expenses, before waivers and reimbursements .........       1.03%        1.08%        1.08%        1.06%       1.10%
   Net investment income (a) ...........................       2.76%        2.79%        2.36%        2.82%       2.97%

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

                                                      Alliance Municipal Trust -
REPORT OF INDEPENDENT ACCOUNTANTS                              Florida Portfolio
================================================================================

To the Board of Trustees and Shareholders of Alliance Municipal Trust - Florida Portfolio

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Municipal Trust - Florida Portfolio (the "Fund") at June 30, 2001, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2001, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the three years in the period ended June 30, 1999 were audited by other independent accountants whose report dated July 23, 1999, expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
New York, New York
August 10, 2001

                                                      Alliance Municipal Trust -
                                                               Florida Portfolio
================================================================================

Alliance Municipal Trust

1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

John D. Carifa, Chairman
Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
Frances M. Dunn, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

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(1)   Members of the Audit Committee.


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Alliance Municipal Trust - Florida Portfolio

1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|*} |*| |1| |2| |6| |6| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
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Alliance Capital [LOGO](R)

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTFLAR601